Income Taxes (Narratives) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 1,400,000	$ 5,078,000	$ 2,355,000	$ 1,196,000	$ 10,029,000	$ 10,957,000	$ 12,088,000
Federal statutory income tax rate					35.00%
Alternative minimum tax credits	1,735,000				1,735,000	1,895,000
Unrecognized tax benefits	0				0	0	0
Income tax penalties expense					0	0	0
Income tax interest expense					0	0	0
Unrecognized tax benefits resulting in net operating loss carryforward	3,500,000				3,500,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 320,250,000				$ 320,250,000